Debt, Commitments and Contingencies - Schedule of Future Principal Payments for Term Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2019		$ 8,000
2020		7,333
Long-term debt, net of issuance costs and discount		$ 15,333
Silicon Valley Bank and Solar Capital, Ltd. [Member]
Debt Instrument [Line Items]
2019	$ 2,000
2020	7,333
Long-term debt, net of issuance costs and discount	$ 9,333